Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 27, 2018 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	May 13, 2020 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	May 16, 2019 USD ($)
Stockholders Equity Note [Line Items]
Common stock, shares authorized			69,632,000,000				69,632,000,000
Transfer of Class B ordinary shares to Class A Ordinary shares			4,200,000	4,200,000
Stock repurchase program, proposed aggregate value | $	$ 1,000											$ 1,000
Stock repurchase program, period	12 months
Number of Class A ordinary shares repurchased			126,096,000	126,096,000	53,162,720	16,573,200
Aggregate purchase price | ¥			¥ 13,054		¥ 4,958	¥ 3,312
Allocation of after-tax profits to statutory surplus fund, percentage			10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required			50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs			¥ 45,000				$ 6,900				¥ 40,800
Foreign currency translation adjustment			¥ 1,200	$ 189
Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized			870,400,000				870,400,000
Number of Class A ordinary shares repurchased			1,576,200	1,576,200	664,534	207,165
2020 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $							$ 4,500	$ 3,000	$ 1,000
Trip.com International, Ltd
Stockholders Equity Note [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss) | ¥		¥ 989
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized			800,000,000				800,000,000
Preferred Stock | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized			10,000,000				10,000,000
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			66,000,000,000				66,000,000,000				66,000,000,000
Par value per share (US$) | $ / shares							$ 0.000000625			$ 0.000000625
Common stock, shares outstanding			2,107,228,720				2,107,228,720				2,190,529,680
Aggregate purchase price			¥ 13,100	$ 2,000	¥ 5,000	¥ 3,300
Class A Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized			825,000,000				825,000,000
Par value per share (US$) | $ / shares							$ 0.00005
Common stock, shares outstanding			26,340,359				26,340,359
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			2,832,000,000				2,832,000,000				2,832,000,000
Par value per share (US$) | $ / shares							$ 0.000000625			$ 0.000000625
Number of votes per share			ten	ten
Common stock, shares outstanding			571,900,320				571,900,320				576,100,320
Class B Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized			35,400,000				35,400,000
Par value per share (US$) | $ / shares							$ 0.00005
Common stock, shares outstanding			7,148,754				7,148,754